Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve From securities measured at fair value through other Comprehensive income	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 10,409	$ 179,147	$ 34	$ (3,490)	$ (57)	$ 9,353	$ 4	$ (83,024)	$ 112,376
Cumulative effect of initially application of IFRS 16								(300)	(300)
Balance as at January 1, 2019 (after Initial application of IFRS 16)	10,409	179,147	34	(3,490)	(57)	9,353	4	(83,324)	112,076
Net income								22,251	22,251
Other comprehensive income (loss)			143		69		(388)		(176)
Tax effect			(32)		(4)		25		(11)
Total comprehensive income (loss)			111		65		(363)	22,251	22,064
Exercise and forfeiture of share-based payment into shares	16	1,672					(1,672)		16
Cost of share-based payment							1,163		1,163
Balance at Dec. 31, 2019	10,425	180,819	145	(3,490)	8	8,844	(359)	(61,073)	135,319
Net income								17,140	17,140
Other comprehensive income (loss)			(188)		348		64		224
Tax effect			43		1		(25)		19
Total comprehensive income (loss)			(145)		349		39	17,140	17,383
Issuance of share	1,217	23,678							24,895
Exercise and forfeiture of share-based payment into shares	64	5,263				(5,263)			64
Cost of share-based payment						977			977
Balance at Dec. 31, 2020	11,706	209,760		(3,490)	357	4,558	(320)	(43,933)	178,638
Net income								(2,230)	(2,230)
Other comprehensive income (loss)					(303)		171		(132)
Total comprehensive income (loss)					(303)		171	(2,230)	(2,362)
Exercise and forfeiture of share-based payment into shares	19	444				(444)			19
Cost of share-based payment						529			529
Balance at Dec. 31, 2021	$ 11,725	$ 210,204		$ (3,490)	$ 54	$ 4,643	$ (149)	$ (46,163)	$ 176,824